Income tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Income Tax
Current income tax expense (recovery)	$ 5,802	$ (275)	$ 8,926	$ 127
Deferred tax expense	540	417	2,444	1,708
Net income tax expense	$ 6,342	$ 142	$ 11,370	$ 1,835